Notes Payable, Related Party Notes Payable, Convertible Bridge Loans Payable, Revenue Financing Arrangements (Details 3) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 27, 2020	Jun. 30, 2020	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018
Interest Rate	1.00%
Revenue Financing Arrangements		$ 12,710		$ 45,467	$ 77,108
Principal amount	$ 272,020
Revenue Financing Arrangements 1 [Member]
Interest Rate		10.00%
Revenue Financing Arrangements		$ 28,032		28,032	28,032
Principal amount		50,000	$ 57,000
Daily payments		$ 999
Revenue Financing Arrangements 2 [Member]
Interest Rate		12.00%
Revenue Financing Arrangements		$ 17,435		$ 17,435	15,009
Principal amount		55,000
Daily payments		$ 1,299
Revenue Financing Arrangements First [Member]
Principal amount			60,000
Daily payments			928
Revenue Financing Arrangements Second [Member]
Daily payments			$ 713
Revenue Financing Arrangements 3 [Member]
Revenue Financing Arrangements					$ 34,067